Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.3%
Security	Shares	Value
Aerospace & Defense — 2.2%
Airbus SE(1)	56,122	$ 8,213,805
General Dynamics Corp.(1)	5,823	1,759,710
L3Harris Technologies, Inc.(1)	6,745	1,604,433
Northrop Grumman Corp.(1)	1,439	759,893
Rolls-Royce Holdings PLC(2)	342,522	2,424,196
RTX Corp.(1)	32,105	3,889,842
Safran SA	12,871	3,028,840
Textron, Inc.(1)	16,487	1,460,418
		$ 23,141,137
Air Freight & Logistics — 0.4%
Deutsche Post AG(1)	74,966	$ 3,343,982
Expeditors International of Washington, Inc.(1)	3,871	508,650
Yamato Holdings Co. Ltd.	35,200	400,844
		$ 4,253,476
Automobile Components — 0.3%
Denso Corp.	114,600	$ 1,722,597
Yokohama Rubber Co. Ltd.	48,000	1,078,842
		$ 2,801,439
Automobiles — 2.5%
Bayerische Motoren Werke AG	35,862	$ 3,171,508
Honda Motor Co. Ltd.	74,400	794,320
Isuzu Motors Ltd.	58,000	790,839
Mazda Motor Corp.	26,000	198,654
Mercedes-Benz Group AG(1)	53,889	3,491,961
Mitsubishi Motors Corp.	123,300	335,465
Stellantis NV	274,035	3,794,842
Tesla, Inc.(1)(2)	45,800	11,982,654
Toyota Motor Corp.	64,500	1,159,324
		$ 25,719,567
Banks — 5.2%
Bank of America Corp.(1)	50,000	$ 1,984,000
BNP Paribas SA(1)	94,000	6,450,434
Credit Agricole SA(1)	88,088	1,347,118
Fifth Third Bancorp(1)	28,506	1,221,197
HSBC Holdings PLC(1)	700,000	6,279,712
Huntington Bancshares, Inc.(1)	87,053	1,279,679
ING Groep NV(1)	301,212	5,464,890
Intesa Sanpaolo SpA	2,042,702	8,744,182
JPMorgan Chase & Co.(1)	30,325	6,394,330
Security	Shares	Value
Banks (continued)
KBC Group NV	22,722	$ 1,807,716
KeyCorp(1)	64,715	1,083,976
Lloyds Banking Group PLC	2,000,000	1,572,585
NatWest Group PLC	464,285	2,149,339
Nordea Bank Abp	90,000	1,062,470
PNC Financial Services Group, Inc.(1)	6,406	1,184,149
Resona Holdings, Inc.	55,000	385,390
Standard Chartered PLC	160,392	1,701,113
Truist Financial Corp.(1)	21,845	934,311
UniCredit SpA	70,000	3,073,112
		$ 54,119,703
Beverages — 1.4%
Coca-Cola Co.(1)	24,571	$ 1,765,672
Constellation Brands, Inc., Class A(1)	22,494	5,796,479
Heineken Holding NV	24,773	1,871,617
Heineken NV	7,692	682,820
Kirin Holdings Co. Ltd.	54,100	824,476
PepsiCo, Inc.(1)	24,025	4,085,451
		$ 15,026,515
Biotechnology — 1.1%
AbbVie, Inc.(1)	26,528	$ 5,238,750
Amgen, Inc.(1)	16,600	5,348,686
BioMarin Pharmaceutical, Inc.(1)(2)	9,584	673,659
		$ 11,261,095
Broadline Retail — 3.3%
Amazon.com, Inc.(1)(2)	154,718	$ 28,828,605
Mercari, Inc.(2)	14,900	260,076
Next PLC(1)	41,584	5,447,359
		$ 34,536,040
Building Products — 0.3%
Daikin Industries Ltd.	24,000	$ 3,368,665
		$ 3,368,665
Capital Markets — 1.5%
3i Group PLC	112,500	$ 4,983,579
CME Group, Inc.(1)	1,503	331,637
Deutsche Boerse AG	2,000	469,537
Moody's Corp.(1)	6,881	3,265,654
S&P Global, Inc.(1)	7,842	4,051,334
UBS Group AG	90,256	2,792,886
		$ 15,894,627

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 2.1%
Air Liquide SA	40,125	$ 7,748,538
Air Products and Chemicals, Inc.(1)	14,809	4,409,232
BASF SE(1)	10,000	530,028
Corteva, Inc.(1)	4,706	276,666
Daicel Corp.	20,000	186,657
Dow, Inc.(1)	4,706	257,089
Eastman Chemical Co.(1)	20,943	2,344,569
Mitsubishi Gas Chemical Co., Inc.	9,200	179,379
Nitto Denko Corp.	101,500	1,708,069
Shin-Etsu Chemical Co. Ltd.	83,500	3,489,497
Tosoh Corp.	51,600	690,907
		$ 21,820,631
Commercial Services & Supplies — 0.2%
SECOM Co. Ltd.	49,400	$ 1,827,259
Waste Management, Inc.(1)	3,330	691,308
		$ 2,518,567
Communications Equipment — 1.0%
Cisco Systems, Inc.(1)	181,723	$ 9,671,298
Nokia OYJ	200,000	873,234
		$ 10,544,532
Construction & Engineering — 0.2%
Ferrovial SE	60,990	$ 2,621,167
		$ 2,621,167
Construction Materials — 0.3%
CRH PLC	29,332	$ 2,684,509
		$ 2,684,509
Consumer Finance — 0.4%
American Express Co.(1)	13,280	$ 3,601,536
Navient Corp.(1)	28,416	443,005
		$ 4,044,541
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.(1)	8,600	$ 7,624,072
Koninklijke Ahold Delhaize NV	94,107	3,253,140
Seven & i Holdings Co. Ltd.	101,100	1,522,329
Target Corp.(1)	7,168	1,117,204
Walmart, Inc.(1)	16,551	1,336,493
		$ 14,853,238
Security	Shares	Value
Containers & Packaging — 0.2%
Smurfit WestRock PLC(1)	44,508	$ 2,199,585
		$ 2,199,585
Distributors — 0.1%
LKQ Corp.(1)	34,009	$ 1,357,639
		$ 1,357,639
Diversified Telecommunication Services — 0.8%
Deutsche Telekom AG(1)	244,879	$ 7,191,907
United Internet AG(3)	32,975	678,311
		$ 7,870,218
Electric Utilities — 1.5%
Acciona SA	8,786	$ 1,246,528
Chubu Electric Power Co., Inc.	31,500	370,193
Edison International(1)	39,098	3,405,045
Iberdrola SA(1)	652,321	10,084,311
Tokyo Electric Power Co. Holdings, Inc.(2)	40,600	180,063
		$ 15,286,140
Electrical Equipment — 1.6%
ABB Ltd.(1)	103,575	$ 6,008,966
Accelleron Industries AG	5,372	278,726
Fujikura Ltd.	69,000	2,344,622
Legrand SA(1)	47,726	5,498,311
Schneider Electric SE	11,000	2,899,684
		$ 17,030,309
Electronic Equipment, Instruments & Components — 1.1%
Alps Alpine Co. Ltd.	82,200	$ 893,125
Citizen Watch Co. Ltd.	104,800	671,825
Corning, Inc.(1)	7,504	338,806
Halma PLC	50,000	1,748,273
Kyocera Corp.	135,200	1,580,109
Taiyo Yuden Co. Ltd.	51,500	1,060,568
TDK Corp.	394,000	5,033,086
		$ 11,325,792
Entertainment — 1.8%
Electronic Arts, Inc.(1)	30,496	$ 4,374,346
Konami Group Corp.	12,400	1,264,533
Netflix, Inc.(1)(2)	13,806	9,792,182
Nintendo Co. Ltd.	22,400	1,197,311
Walt Disney Co.(1)	20,692	1,990,363
		$ 18,618,735

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)(2)	8,108	$ 3,731,788
Fidelity National Information Services, Inc.(1)	30,170	2,526,738
M&G PLC	286,752	795,408
Mastercard, Inc., Class A(1)	11,297	5,578,459
ORIX Corp.	42,300	989,771
Visa, Inc., Class A(1)	5,797	1,593,885
		$ 15,216,049
Food Products — 2.6%
Kikkoman Corp.	60,400	$ 687,143
Mondelez International, Inc., Class A(1)	101,663	7,489,513
Nestle SA(1)	176,215	17,708,271
Nissin Foods Holdings Co. Ltd.	30,000	838,328
Toyo Suisan Kaisha Ltd.	5,000	328,275
		$ 27,051,530
Gas Utilities — 0.1%
Italgas SpA	35,014	$ 211,662
Snam SpA	152,501	776,801
		$ 988,463
Ground Transportation — 0.5%
Canadian Pacific Kansas City Ltd.(1)	8,498	$ 726,919
Central Japan Railway Co.	17,000	392,531
CSX Corp.(1)	117,095	4,043,290
East Japan Railway Co.	17,100	339,366
		$ 5,502,106
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories(1)	59,052	$ 6,732,519
Boston Scientific Corp.(1)(2)	20,000	1,676,000
ConvaTec Group PLC(4)	80,454	244,355
EssilorLuxottica SA	12,248	2,901,847
Olympus Corp.	51,100	971,375
Teleflex, Inc.(1)	3,995	988,044
Terumo Corp.	205,200	3,887,408
		$ 17,401,548
Health Care Providers & Services — 1.0%
McKesson Corp.(1)	7,905	$ 3,908,390
UnitedHealth Group, Inc.(1)	11,955	6,989,850
		$ 10,898,240
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group SA	24,489	$ 1,773,554
Booking Holdings, Inc.(1)	1,737	7,316,453
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Compass Group PLC	91,736	$ 2,941,027
Flutter Entertainment PLC(2)	6,119	1,438,891
InterContinental Hotels Group PLC	9,889	1,076,913
Yum! Brands, Inc.(1)	22,953	3,206,764
		$ 17,753,602
Household Durables — 0.8%
Casio Computer Co. Ltd.	63,200	$ 525,292
Nikon Corp.	31,200	323,142
PulteGroup, Inc.(1)	37,562	5,391,274
Sekisui Chemical Co. Ltd.	61,000	953,780
Sony Group Corp.	66,000	1,282,220
		$ 8,475,708
Household Products — 0.4%
Clorox Co.(1)	9,542	$ 1,554,487
Henkel AG & Co. KGaA, PFC Shares	8,309	781,044
Procter & Gamble Co.(1)	2,881	498,989
Reckitt Benckiser Group PLC	20,566	1,258,314
		$ 4,092,834
Industrial Conglomerates — 1.9%
Honeywell International, Inc.(1)	19,811	$ 4,095,132
Nisshinbo Holdings, Inc.	82,000	550,339
Siemens AG(1)	76,879	15,553,225
		$ 20,198,696
Insurance — 3.5%
Ageas SA	22,500	$ 1,200,579
Allianz SE(1)	55,814	18,358,281
Allstate Corp.(1)	14,109	2,675,772
Chubb Ltd.(1)	1,376	396,825
Cincinnati Financial Corp.(1)	5,091	692,987
Hannover Rueck SE	5,000	1,427,296
Hartford Financial Services Group, Inc.(1)	14,283	1,679,824
Legal & General Group PLC	250,000	757,696
Lincoln National Corp.(1)	17,183	541,436
Marsh & McLennan Cos., Inc.(1)	13,642	3,043,394
MS&AD Insurance Group Holdings, Inc.	96,300	2,263,453
Principal Financial Group, Inc.(1)	17,247	1,481,517
Prudential PLC(1)	224,243	2,080,357
		$ 36,599,417
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	91,246	$ 15,133,149

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)	82,327	$ 13,764,251
Meta Platforms, Inc., Class A(1)	40,045	22,923,360
		$ 51,820,760
IT Services — 0.7%
Capgemini SE(1)	23,097	$ 4,986,654
NTT Data Group Corp.	63,800	1,148,253
Obic Co. Ltd.	11,500	403,468
Otsuka Corp.	31,200	770,543
		$ 7,308,918
Leisure Products — 0.1%
Bandai Namco Holdings, Inc.	33,000	$ 752,999
Hasbro, Inc.(1)	6,865	496,477
		$ 1,249,476
Life Sciences Tools & Services — 0.8%
Revvity, Inc.(1)	6,547	$ 836,379
Thermo Fisher Scientific, Inc.(1)	11,503	7,115,411
		$ 7,951,790
Machinery — 1.7%
Daimler Truck Holding AG	13,462	$ 505,462
Dover Corp.(1)	7,424	1,423,478
Ebara Corp.	62,500	1,024,429
FANUC Corp.	93,435	2,744,224
IHI Corp.	3,800	199,288
Kawasaki Heavy Industries Ltd.	8,200	336,111
Komatsu Ltd.	29,200	817,445
Makita Corp.	7,700	260,118
Mitsui E&S Co. Ltd.	35,800	288,214
Parker-Hannifin Corp.(1)	7,147	4,515,618
SMC Corp.	1,500	670,831
Snap-on, Inc.(1)	5,378	1,558,060
Stanley Black & Decker, Inc.(1)	21,567	2,375,174
Toyota Industries Corp.	6,400	496,272
		$ 17,214,724
Marine Transportation — 0.0%(5)
Kawasaki Kisen Kaisha Ltd.	19,800	$ 308,672
		$ 308,672
Media — 0.4%
Comcast Corp., Class A(1)	96,531	$ 4,032,100
Security	Shares	Value
Media (continued)
Hakuhodo DY Holdings, Inc.	20,900	$ 171,260
		$ 4,203,360
Metals & Mining — 0.9%
Glencore PLC(2)	948,599	$ 5,432,295
Rio Tinto PLC(1)	54,826	3,891,966
		$ 9,324,261
Multi-Utilities — 0.8%
CMS Energy Corp.(1)	75,009	$ 5,297,886
NiSource, Inc.(1)	42,420	1,469,853
Veolia Environnement SA	37,663	1,239,989
		$ 8,007,728
Oil, Gas & Consumable Fuels — 3.1%
BP PLC	193,968	$ 1,011,647
Chevron Corp.(1)	33,237	4,894,813
ConocoPhillips(1)	2,940	309,523
Exxon Mobil Corp.(1)	2,600	304,772
Idemitsu Kosan Co. Ltd.	31,000	224,792
Marathon Petroleum Corp.(1)	19,800	3,225,618
Phillips 66(1)	22,983	3,021,115
Shell PLC	253,138	8,212,234
TotalEnergies SE(1)	165,699	10,759,711
		$ 31,964,225
Paper and Forest Products — 0.0%(5)
Nippon Paper Industries Co. Ltd.	11,100	$ 75,898
		$ 75,898
Personal Care Products — 1.1%
Estee Lauder Cos., Inc., Class A(1)	16,077	$ 1,602,716
Kao Corp.	28,554	1,411,327
Unilever PLC	128,549	8,334,253
		$ 11,348,296
Pharmaceuticals — 6.4%
Astellas Pharma, Inc.	141,000	$ 1,629,588
AstraZeneca PLC(1)	56,549	8,809,565
Chugai Pharmaceutical Co. Ltd.	71,400	3,460,836
Daiichi Sankyo Co. Ltd.	59,600	1,968,727
Eisai Co. Ltd.	14,646	545,929
Eli Lilly & Co.(1)	9,490	8,407,571
Johnson & Johnson(1)	13,558	2,197,209
Merck & Co., Inc.(1)	25,250	2,867,390
Novartis AG(1)	123,663	14,238,841

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.(1)	14,458	$ 418,415
Roche Holding AG(1)	37,256	11,922,559
Sandoz Group AG	24,732	1,030,654
Sanofi SA(1)	63,182	7,274,722
UCB SA	9,177	1,656,603
		$ 66,428,609
Professional Services — 1.2%
Equifax, Inc.(1)	11,910	$ 3,499,873
Experian PLC	79,133	4,167,904
Recruit Holdings Co. Ltd.	39,700	2,411,870
RELX PLC	5,000	236,082
Robert Half, Inc.(1)	26,747	1,803,015
Wolters Kluwer NV	961	162,093
		$ 12,280,837
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(1)(2)	33,984	$ 4,230,328
Daito Trust Construction Co. Ltd.	5,500	669,933
Heiwa Real Estate Co. Ltd.	26,700	764,526
Sumitomo Realty & Development Co. Ltd.	13,500	456,982
		$ 6,121,769
Residential REITs — 0.1%
UNITE Group PLC	62,903	$ 792,211
		$ 792,211
Semiconductors & Semiconductor Equipment — 12.6%
Advantest Corp.	122,200	$ 5,747,217
Analog Devices, Inc.(1)	20,099	4,626,187
ASML Holding NV(1)	24,587	20,452,938
Broadcom, Inc.(1)	88,260	15,224,850
Infineon Technologies AG	85,739	3,010,116
Lam Research Corp.(1)	4,179	3,410,398
Marvell Technology, Inc.(1)	60,650	4,374,078
Micron Technology, Inc.(1)	41,033	4,255,532
NVIDIA Corp.(1)	367,418	44,619,242
NXP Semiconductors NV(1)	22,890	5,493,829
Socionext, Inc.	18,100	360,022
STMicroelectronics NV	35,000	1,045,252
SUMCO Corp.	27,900	301,765
Texas Instruments, Inc.(1)	44,924	9,279,950
Tokyo Electron Ltd.	52,000	9,273,453
		$ 131,474,829
Security	Shares	Value
Software — 6.8%
Adobe, Inc.(1)(2)	16,657	$ 8,624,661
Crowdstrike Holdings, Inc., Class A(1)(2)	11,401	3,197,639
Dassault Systemes SE	40,765	1,619,217
Datadog, Inc., Class A(1)(2)	20,556	2,365,173
Microsoft Corp.(1)	110,383	47,497,805
Oracle Corp.(1)	31,932	5,441,213
Sage Group PLC	46,259	635,424
Trend Micro, Inc.	14,097	837,014
		$ 70,218,146
Specialized REITs — 0.4%
American Tower Corp.(1)	17,793	$ 4,137,940
		$ 4,137,940
Specialty Retail — 2.6%
Fast Retailing Co. Ltd.	47,100	$ 15,627,645
Home Depot, Inc.(1)	9,972	4,040,654
Industria de Diseno Textil SA	15,379	910,843
Lowe's Cos., Inc.(1)	17,893	4,846,319
Nitori Holdings Co. Ltd.	7,100	1,057,065
USS Co. Ltd.	54,400	516,363
		$ 26,998,889
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.(1)	216,322	$ 50,403,026
Hewlett Packard Enterprise Co.(1)	63,759	1,304,509
HP, Inc.(1)	10,589	379,828
		$ 52,087,363
Textiles, Apparel & Luxury Goods — 2.3%
adidas AG	2,732	$ 723,943
Kering SA(1)	7,380	2,124,348
LVMH Moet Hennessy Louis Vuitton SE(1)	23,302	17,869,732
NIKE, Inc., Class B(1)	33,397	2,952,295
		$ 23,670,318
Tobacco — 0.5%
Altria Group, Inc.(1)	15,000	$ 765,600
British American Tobacco PLC(1)	81,683	2,978,005
Japan Tobacco, Inc.	34,000	991,397
		$ 4,735,002
Trading Companies & Distributors — 0.6%
Ferguson Enterprises, Inc.	20,627	$ 4,053,859

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	64,200	$ 1,334,066
Sumitomo Corp.	49,400	1,109,329
		$ 6,497,254
Transportation Infrastructure — 0.1%
Aeroports de Paris SA	6,667	$ 856,224
		$ 856,224
Wireless Telecommunication Services — 0.9%
KDDI Corp.	103,400	$ 3,312,677
SoftBank Group Corp.	94,296	5,593,283
		$ 8,905,960
Total Common Stocks (identified cost $298,188,647)		$1,053,059,519

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(6)	1,952,851	$ 1,952,851
Total Short-Term Investments (identified cost $1,952,851)		$ 1,952,851
Total Investments — 101.5% (identified cost $300,141,498)		$1,055,012,370
Total Written Call Options — (1.6)% (premiums received $8,376,558)		$ (16,627,505)
Other Assets, Less Liabilities — 0.1%		$ 1,538,273
Net Assets — 100.0%		$1,039,923,138
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $678,311 or 0.1% of the Fund's net assets.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $244,355 or less than 0.05% of the Fund's net assets.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.3%	$636,271,639
Japan	11.4	119,925,278
France	7.1	74,644,768
Germany	5.6	59,236,601
United Kingdom	5.4	56,604,300
Netherlands	3.0	31,887,498
Switzerland	2.3	24,350,073
Spain	1.3	14,015,236
Italy	1.2	12,805,757
Australia	0.9	9,324,261
China	0.5	5,493,829
Belgium	0.4	4,664,898
Hong Kong	0.2	2,080,357
Finland	0.2	1,935,704
Singapore	0.1	1,045,252
Canada	0.1	726,919
Total Investments	100.0%	$1,055,012,370

Written Call Options (Exchange-Traded) — (1.6)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	940	EUR	47,004,230	EUR	4,925	10/11/24	$ (1,099,522)
Dow Jones Euro Stoxx 50 Index	920	EUR	46,004,140	EUR	5,000	10/18/24	(709,058)
Dow Jones Euro Stoxx 50 Index	910	EUR	45,504,095	EUR	5,150	10/25/24	(178,717)

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
FTSE 100 Index	710	GBP	58,482,345	GBP	8,400	10/18/24	$ (221,450)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,400	10/2/24	(584,730)
NASDAQ 100 Index	10	USD	20,060,690	USD	19,150	10/4/24	(918,750)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,100	10/7/24	(876,420)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,200	10/9/24	(809,280)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,900	10/11/24	(334,260)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,800	10/14/24	(405,540)
NASDAQ 100 Index	9	USD	18,054,621	USD	19,900	10/16/24	(366,750)
NASDAQ 100 Index	9	USD	18,054,621	USD	20,200	10/18/24	(231,120)
NASDAQ 100 Index	9	USD	18,054,621	USD	20,200	10/21/24	(249,345)
NASDAQ 100 Index	9	USD	18,054,621	USD	20,400	10/23/24	(187,515)
NASDAQ 100 Index	10	USD	20,060,690	USD	20,500	10/25/24	(194,250)
NASDAQ 100 Index	9	USD	18,054,621	USD	20,400	10/28/24	(204,801)
Nikkei 225 Index	410	JPY	15,547,015,500	JPY	37,750	10/11/24	(2,331,022)
S&P 500 Index	48	USD	27,659,904	USD	5,610	10/2/24	(720,960)
S&P 500 Index	48	USD	27,659,904	USD	5,580	10/4/24	(883,920)
S&P 500 Index	48	USD	27,659,904	USD	5,560	10/7/24	(988,320)
S&P 500 Index	48	USD	27,659,904	USD	5,550	10/9/24	(1,055,280)
S&P 500 Index	48	USD	27,659,904	USD	5,700	10/11/24	(485,040)
S&P 500 Index	48	USD	27,659,904	USD	5,710	10/14/24	(450,480)
S&P 500 Index	48	USD	27,659,904	USD	5,725	10/16/24	(424,800)
S&P 500 Index	47	USD	27,083,656	USD	5,780	10/18/24	(285,290)
S&P 500 Index	47	USD	27,083,656	USD	5,790	10/21/24	(269,780)
S&P 500 Index	47	USD	27,083,656	USD	5,810	10/23/24	(240,640)
S&P 500 Index	47	USD	27,083,656	USD	5,825	10/25/24	(230,300)
S&P 500 Index	48	USD	27,659,904	USD	5,810	10/28/24	(237,436)
SMI Index	360	CHF	43,807,932	CHF	12,200	10/18/24	(452,729)
Total							$(16,627,505)
Abbreviations:
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
USD	– United States Dollar

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,952,851, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,342,440	$121,222,454	$(122,612,043)	$ —	$ —	$1,952,851	$123,085	1,952,851
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 72,009,751	$ 19,409,282	$ —	$ 91,419,033
Consumer Discretionary	70,419,134	72,143,544	—	142,562,678
Consumer Staples	33,636,676	43,470,739	—	77,107,415
Energy	11,755,841	20,208,384	—	31,964,225
Financials	49,717,433	76,156,904	—	125,874,337
Health Care	53,398,273	60,543,009	—	113,941,282
Industrials	38,768,672	77,023,162	—	115,791,834
Information Technology	220,508,024	62,451,556	—	282,959,580
Materials	9,487,141	26,617,743	—	36,104,884
Real Estate	8,368,268	2,683,652	—	11,051,920
Utilities	10,172,784	14,109,547	—	24,282,331
Total Common Stocks	$578,241,997	$474,817,522*	$ —	$1,053,059,519

Eaton Vance
Tax-Managed Global Buy-Write Opportunities Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 1,952,851	$ —	$ —	$ 1,952,851
Total Investments	$580,194,848	$474,817,522	$ —	$1,055,012,370
Liability Description
Written Call Options	$(11,635,007)	$ (4,992,498)	$ —	$ (16,627,505)
Total	$(11,635,007)	$ (4,992,498)	$ —	$ (16,627,505)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.